Revenue Recognition - Schedule of Changes in deferred revenue from contracts with customers were as follows (Parenthetical) (Detail) - Rigetti Holdings [Member] - USD ($)	Oct. 31, 2021	Jan. 31, 2021
Revenue remaining performance obligation amount	$ 4,154,856	$ 7,097,948
Remainder Of Year Ended Thirty First January Two Thousand And Twenty Two [Member]
Revenue remaining performance obligation amount	836,200	5,385,980
Year Ended Thirty First Of January Two Thousand And Twenty Three [Member]
Revenue remaining performance obligation amount	$ 3,318,656	1,061,538
Year Ended Thirty First Of January Two Thousand And Twenty Four [Member]
Revenue remaining performance obligation amount		$ 650,430